Earnings Per Share	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share
9. EARNINGS PER SHARE

Basic earnings per common share is computed by dividing net income available to common stockholders by the weighted-average number of shares of common stock outstanding for the period.

Diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted to include the number of shares of common stock that would have been outstanding had potentially dilutive shares of common stock been issued. The dilutive effect of stock options, performance stock units and restricted stock units are reflected in diluted net income per share by applying the treasury stock method. There are no other potentially dilutive instruments outstanding. For the three months ended December 25, 2015, as the Company settled all employee stock options in cash, the potential issuance of shares of common stock related to these options did not affect diluted shares.

Holders of certain stock-based compensation awards are eligible to receive dividends. Net earnings allocated to participating securities were not significant for the three months ended December 30, 2016 and December 25, 2015.

	Three Months Ended
(in thousands, except per share data)	December 30, 2016	December 25, 2015
Basic:
Net income	$17,382	$8,572
Weighted-average shares outstanding	62,642	62,466
Basic earnings per share	$0.28	$0.14

Diluted:
Net income	17,382	8,572
Weighted-average shares outstanding	62,642	62,466
Effect of dilutive securities: Stock options (1)	3,278	—
Weighted-average shares outstanding - Diluted	65,920	62,466
Diluted earnings per share	$0.26	$0.14

(1) Stock option to purchase approximately 3.3 million stock options were outstanding during the three months ended December 30, 2016, but were not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

EARNINGS PER SHARE

As described in Note 1, ''Basis of Presentation and Summary of Significant Accounting Policies'', the Company issued Common Stock and Preferred Stock on December 22, 2010. The Preferred Stock was entitled to Preferred Dividends and Participating Dividends. Each fiscal quarter, beginning with the quarter ended December 23, 2012, the Company declared and issued the Preferred Dividend in kind. On April 9, 2014, CD&R converted all of its Preferred Stock to Common Stock.
Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For the year ended September 26, 2014 when the Preferred Stock was outstanding, the Company computed earnings (loss) per share using the two-class method, which is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. The Company's Preferred Stock had rights to Participating Dividends, requiring the Company to use the two-class method. However, as holders of Preferred Stock were not required to fund losses, no allocation of the loss available to common stockholders was made. For subsequent years, the Company is no longer required to use the two-class method as its capital structure contains Common Stock only.

Diluted earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common stock outstanding during the period, adjusted to include the number of shares of common stock that would have been outstanding had potentially dilutive shares of common been issued. The dilutive effect of stock options and restricted stock units are reflected in diluted net income (loss) per share by applying the treasury stock method for the year ended September 30, 2016. There are no other potentially dilutive instruments outstanding. For the years ended September 25, 2015 and September 26, 2014, as the Company settled all employee stock options in cash, the potential issuance of shares of common stock related to these options did not affect diluted shares.

	Fiscal Year Ended
(in thousands, except per share data)	September 30, 2016	September 25, 2015	September 26, 2014
Basic and Diluted Earnings (Loss) per Share Numerator:
Net income (loss)	$58,796	$(4,955)	$(73,948)
Convertible preferred stock and dividends	—	—	29,055
Net income (loss) attributable to common stockholders	$58,796	$(4,955)	$(103,003)

Basic and Diluted Earnings (Loss) per Share Denominator:
Weighted-average shares outstanding - Basic	62,486	62,527	50,998
Weighted-average shares outstanding - Diluted	62,820	62,527	50,998

Earnings (loss) Per Share Available to Common Stockholders
Basic	$0.94	$(0.08)	$(2.02)
Diluted	$0.94	$(0.08)	$(2.02)